Basis of Presentation of the Consolidated Financial Statements – Joint Arrangements (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Aysen Energia S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect		51.00%
Total		51.00%
Aysen Transmision S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect		51.00%
Total		51.00%
Transmisora Electrica de Quillota Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Direct	0.00%	0.00%
Indirect	50.00%	50.00%
Total	50.00%	50.00%